Share Capital And Equity Compensation - Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model (Details) shares in Thousands			9 Months Ended	12 Months Ended
	Jan. 28, 2022 USD ($) shares	Jan. 04, 2021 USD ($) shares	Sep. 30, 2021 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Risk-free interest rate	1.39%	0.17%
Dividend rate	0.00%	0.00%
Annualized volatility	82.80%	76.00%
Peer Group average volatility	55.73%	72.20%
Estimated forfeiture rate	10.00%	10.00%
Fair value per PSU granted | $	$ 41,990	$ 19,720
Performance Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of PSUs granted | shares	73	162	73	73	162